Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nicholas II, Inc.
Entity Central Index Key	0000723455
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class I
Trading Symbol	NCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2024, the Fund's Class I returned 21.54%.

Positioning

The Fund has historically been exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a stable employment picture and the anticipation of accommodative Federal Reserve action, with the first cut of this cycle occurring at the September 2024 Federal Open Markets Committee meeting. These factors also helped the Fund's performance.

What factors influenced performance?

The fiscal year was marked by strong equity performance, including relative strength in interest rate-sensitive sectors such as financials and real estate where the Fund had less exposure than its benchmark.

Top Contributors:

The largest contributors to the Fund's performance were the lack of exposure to the energy sector and positive security selection within communication services.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Westinghouse Air Brake Technologies (WAB)

  CrowdStrike Holdings (CRWD)

Top Detractors:

Negative security selection within the consumer discretionary and information technology sectors detracted from the Fund's performance. Cash held within the Fund was also a 98 basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Stevanato Group SpA (STVN)

  Lamb Weston Holdings (LW)

  Okta, Inc. (OKTA)

Investment styles can cycle in and out of favor, and our style with a focus on higher quality businesses with sustainable competitive advantages while being cognizant of the price paid has been out of favor during the current market cycle's infatuation with "growth at any price" technology stocks. We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of September 30, 2024
	1 Year	5 Year	10 Year
Nicholas II, Inc. - Class I	21.54%	9.63%	10.53%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell Midcap Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.
Net Assets	$ 1,122,200,651
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 5,507,273
Investment Company, Portfolio Turnover	9.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2024
Net Assets	$1,122,200,651
Number of Portfolio Holdings	65
Portfolio Turnover Rate	9.52%
Total Advisory Fees Paid	$5,507,273

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.78%
TransUnion	2.52%
CyberArk Software Ltd.	2.33%
Gartner, Inc.	2.21%
Vulcan Materials Company	2.15%
Dynatrace, Inc.	2.09%
AMETEK, Inc.	2.06%
BJ's Wholesale Club Holdings, Inc.	2.01%
Mettler-Toledo International Inc.	2.00%
CDW Corporation	1.98%
Total of top ten	22.13%
Sector Diversification (As a Percentage of Total Investments)
Graphical Representation of Holdings
As of September 30, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.78%
TransUnion	2.52%
CyberArk Software Ltd.	2.33%
Gartner, Inc.	2.21%
Vulcan Materials Company	2.15%
Dynatrace, Inc.	2.09%
AMETEK, Inc.	2.06%
BJ's Wholesale Club Holdings, Inc.	2.01%
Mettler-Toledo International Inc.	2.00%
CDW Corporation	1.98%
Total of top ten	22.13%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class N
Trading Symbol	NNTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2024, the Fund's Class N returned 21.18%.

Positioning

The Fund has historically been exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a stable employment picture and the anticipation of accommodative Federal Reserve action, with the first cut of this cycle occurring at the September 2024 Federal Open Markets Committee meeting. These factors also helped the Fund's performance.

What factors influenced performance?

The fiscal year was marked by strong equity performance, including relative strength in interest rate-sensitive sectors such as financials and real estate where the Fund had less exposure than its benchmark.

Top Contributors:

The largest contributors to the Fund's performance were the lack of exposure to the energy sector and positive security selection within communication services.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Westinghouse Air Brake Technologies (WAB)

  CrowdStrike Holdings (CRWD)

Top Detractors:

Negative security selection within the consumer discretionary and information technology sectors detracted from the Fund's performance. Cash held within the Fund was also a 98 basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Stevanato Group SpA (STVN)

  Lamb Weston Holdings (LW)

  Okta, Inc. (OKTA)

Investment styles can cycle in and out of favor, and our style with a focus on higher quality businesses with sustainable competitive advantages while being cognizant of the price paid has been out of favor during the current market cycle's infatuation with "growth at any price" technology stocks. We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of September 30, 2024
	1 Year	5 Year	10 Year
Nicholas II, Inc. - Class N	21.18%	9.31%	10.18%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Russell Midcap Index	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.
Net Assets	$ 1,122,200,651
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 5,507,273
Investment Company, Portfolio Turnover	9.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2024
Net Assets	$1,122,200,651
Number of Portfolio Holdings	65
Portfolio Turnover Rate	9.52%
Total Advisory Fees Paid	$5,507,273

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.78%
TransUnion	2.52%
CyberArk Software Ltd.	2.33%
Gartner, Inc.	2.21%
Vulcan Materials Company	2.15%
Dynatrace, Inc.	2.09%
AMETEK, Inc.	2.06%
BJ's Wholesale Club Holdings, Inc.	2.01%
Mettler-Toledo International Inc.	2.00%
CDW Corporation	1.98%
Total of top ten	22.13%
Sector Diversification (As a Percentage of Total Investments)
Graphical Representation of Holdings
As of September 30, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.78%
TransUnion	2.52%
CyberArk Software Ltd.	2.33%
Gartner, Inc.	2.21%
Vulcan Materials Company	2.15%
Dynatrace, Inc.	2.09%
AMETEK, Inc.	2.06%
BJ's Wholesale Club Holdings, Inc.	2.01%
Mettler-Toledo International Inc.	2.00%
CDW Corporation	1.98%
Total of top ten	22.13%